Taxes - Schedule of Deferred Tax Assets (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Provision for credit losses	$ 458,358	¥ 3,326,166		¥ 2,763,034
Less valuation allowance	(196,664)	(1,427,130)		(40,801)
Total deferred tax assets, net	$ 261,694	¥ 1,899,036	$ 375,134	¥ 2,722,233	¥ 2,730,500